Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based compensation	$ 49,657	$ 31,706	$ 17,382
Cost Of Revenues [Member]
Share-based compensation	2,014	2,785	915
Research And Development [Member]
Share-based compensation	8,793	5,646	3,502
Sales And Marketing [Member]
Share-based compensation	11,723	5,880	3,780
General And Administrative [Member]
Share-based compensation	$ 27,127	$ 17,395	$ 9,185